SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Loss on impairment of investment		$ 173,500
Stock Options [Member]
Stock-based administrative compensation		2,332,000	$ 0
Warrant [Member]
Stock-based administrative compensation		4,128,510	0
Administrative personnel, directors, and consultants [Member]
Stock-based administrative compensation		82,284	0
Non-employees [Member]
Stock-based administrative compensation		171,500	0
Affiliates [Member]
Stock-based administrative compensation		$ 252	$ 0
Minimum [Member]
Useful lives of acquired intangibles		3 years
Maximum [Member]
Useful lives of acquired intangibles		19 years